Subsequent Events	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jan. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
Note 7—Subsequent Events
In February 2021, the Sponsor transferred 25,000 Founder Shares to each of Darla Anderson, Francesca Luthi and Charles E. Wert, the director nominees. On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split.
Subsequent to December 31, 2020, the Company borrowed approximately $96,000 under the Note.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 8, 2021, the date that the financial statements were available to be issued. Based on this review, the Company did not identify any subsequent events, except as noted above, that would have required adjustment or disclosure in the financial statements.

Note 10—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were available to be issued, and determined that there have been no other events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements, other than the restatement disclosed in Note 2.

Planet Labs Inc [Member]
Subsequent Event [Line Items]
Subsequent Events

14.	Subsequent Events
The Company has evaluated subsequent events through December 13, 2021, which is the date the unaudited condensed consolidated financial statements were available to be issued.
On November 9, 2021, the Company entered into a sale and purchase agreement with VanderSat Holding B.V., a limited liability company incorporated under the laws of the Netherlands, to acquire all of the equity interest of
VanderSat B.V. (“VanderSat”) (the “VanderSat Purchase Agreement”). VanderSat is a provider of advanced earth data and analytics. On December 13, 2021, the Company completed the acquisition. The consideration consisted of approximately $10.2 million in cash, as adjusted per the terms of the VanderSat Purchase Agreement, and 1,900,739 shares of Class A common stock of Planet Labs PBC. The acquisition is expected to be accounted for as a business combination. The allocation of purchase price, including the fair value of assets acquired and liabilities assumed as of the acquisition date has not been completed.
In November 2021, the Company amended certain terms of certain warrants for the purchase of Series D convertible preferred stock issued in connection with the 2020 Convertible Notes. The amendments include, among other things, (i) an amendment to the definition of an initial public offering to include the acquisition of the Company by a SPAC and (ii) immediately prior to the consummation of an initial public offering, the automatic exchange of the warrants for shares of the Company securities.
On December 7, 2021, the Company completed the Business Combination with dMY IV and certain other related transactions, see Note 1.

16.	Subsequent Events
The Company considers events or transactions that occur after the balance sheet date but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through June 30, 2021, the date the consolidated financial statements were available to be issued.
Business combination
In April 2021, the Company entered into a letter of intent with a SPAC, with respect to a potential business combination between the Company and the SPAC. The letter of intent was subsequently amended in May 2021 (the “
Amended LOI
”). The Amended LOI contemplates the acquisition of 100% of the outstanding equity interests of the Company in exchange for shares of common stock of the SPAC, at an enterprise valuation of the Company of approximately $3.5 billion, subject to certain purchase price adjustments. The Amended LOI also contemplates, among other things, a PIPE financing of approximately $400.0 million conditioned upon the consummation of the business combination. The proposed business combination will result in the Company becoming a wholly owned subsidiary of a publicly traded company on the NYSE. The execution of a definitive business combination agreement is subject to, among other things, completion of negotiations, completed due diligence and final approval of the SPAC’s and the Company’s Board of Directors.
Litigation settlement
In May 2021, the Company entered into a legal settlement agreement related to alleged claims brought forth by a customer. Pursuant to the settlement agreement, the Company agreed to pay $10.0 million. The legal settlement is accrued as a customer payable in the Consolidated Balance Sheet as of January 31, 2021 (Note 6).

Contract amendments
On June 28, 2021, the Company amended the terms of its hosting agreement with Google. The amendment, among other things, increases the aggregate purchase commitments to $193.0 million. The amended agreement commences on August 1, 2021 and extends through January 31, 2028.